Unaudited Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 24,675,913	$ 814,492
Amounts receivable	51,574	84,097
Deposits	481,400	481,400
Prepaid expense	730,923	369,453
Total Current Assets	25,939,810	1,749,442
Property, plant and equipment	75,591
Right of use assets - Leases	413,262	30,394
Patent rights	1,752,367	1,601,745
Total Assets	28,181,030	3,381,581
Current Liabilities:
Accounts payable and accrued liabilities	7,638,801	11,412,896
Current portion of lease liability	90,710	21,071
Note payable	1,686,730
Warrant liability	14,698,329	3,621,444
Total Current Liabilities	24,114,570	15,055,411
Long-term lease liability	347,286	8,001
Total Liabilities	24,461,856	15,063,412
Shareholders' Equity (Deficiency)
Share Capital	213,091,521	194,859,415
Contributed Surplus	9,024,301	8,303,527
Deficit	(218,396,648)	(214,844,773)
Shareholders' Equity (Deficiency)	3,719,174	(11,681,831)
Total Liabilities and Deficiency	$ 28,181,030	$ 3,381,581